February 16, 2018

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Re: Confidential Draft Registration Statement on Form F-1 of EuroDry Ltd.
Ladies and Gentlemen:
On behalf of EuroDry Ltd., a Marshall Islands corporation (the "Company"), we submit herewith the Company's draft Registration Statement on Form F-1 (the "Draft Registration Statement"). This letter and the Draft Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act. The Company had less than $1.0 billion in revenue during the last fiscal year, as is disclosed in the Draft Registration Statement, and thus the Company qualifies as an "emerging growth company" as defined under the JOBS Act.
The Draft Registration Statement relates to the distribution (the "Distribution") by Euroseas Ltd., a Marshall Islands corporation ("Euroseas") and the sole shareholder of the Company, of all of the outstanding common shares of the Company held by Dryships
The carve-out financial statements in this registration statement include combined carve-out financial statements of the Company for the fiscal year ended December 31, 2016.   Pursuant to Section 71003 of the Fixing America's Surface Transportation (FAST) Act, the Company has elected to omit from the Draft Registration Statement interim financial information that it reasonably believes will not be required at the time of the Distribution and the Offering in 2018.  The Company undertakes that prior to distributing a preliminary prospectus to investors, the Draft Registration Statement shall be amended to include carve-out financial statements for the fiscal year ended December 31, 2017 and all other financial information required by Regulation S-X at the date of such amendment.
The Company also intends to file publicly via EDGAR its Registration Statement on Form F-1 at least 15 days prior to the effective date.
If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (202) 737-8833.
Very truly yours,

SEWARD & KISSEL LLP

By:	/s/ Anthony Tu-Sekine
Name: Anthony Tu-Sekine